ASPIRATION FUNDS
Aspiration Redwood Fund (“the Fund”)
Supplement dated September 25, 2020
to the Summary Prospectus dated February 1, 2020

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus for the Fund.
The Fund’s principal investment strategies have been expanded to allow greater investments in initial public offerings and real estate investment trusts.  In addition, Thomas Digenan no longer serves as a portfolio manager to the Fund, and Joseph Elegante and Adam Jokich are added as portfolio managers to the Fund.
In the section of the Summary Prospectus entitled “Principal Investment Strategies” the first paragraph is replaced in its entirety with the following:
To achieve its investment objective, the Fund invests in, or seeks exposure to, companies based on various financial factors, as well as fundamental sustainability factors such as the environmental, social, and governance performance of such companies.  The Fund invests in equity securities that trade on U.S. securities markets, which may include securities of non-U.S. issuers as well as securities of U.S. issuers.  The equity securities in which the Fund invests include, but are not limited to, dividend-paying securities, common stock, preferred stock, equity securities of real estate investment trusts (“REITs”), shares of investment companies, convertible securities, warrants, and rights.  The Fund may purchase equity securities in an initial public offering (“IPO”) provided that the investment is consistent with the Fund’s investment strategy.  The Fund may, but is not required to, use exchange-traded derivative instruments for risk management purposes or as part of the Fund’s investment strategies.  Generally, derivatives are financial contracts with value dependent upon, or derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes.  The derivatives in which the Fund may invest include futures and forward currency agreements.  These derivatives may be used for risk management purposes to manage or adjust the risk profile of the Fund.  Futures on currencies and forward currency agreements may also be used to hedge against a specific currency.  In addition, futures on indices may be used for investment (non-hedging) purposes to earn income; to enhance returns; to replace more traditional direct investments; or to obtain exposure to certain markets.
In the section of the Summary Prospectus entitled “Principal Risks of Investing in the Fund” the following risks are added as the ninth and fourteenth risks, respectively:
IPOs Risk. The purchase of equity securities issued in IPOs may expose the Fund to the risks associated with companies that have no operating history as public companies, as well as to the risks associated with the sectors of the market in which the companies operate.  The market for IPO shares may be volatile and share prices of newly public companies may fluctuate significantly over a short period of time.

REITs Risk. The risk that the Fund’s performance will be affected by adverse developments to REITs and the real estate industry.  REITs and underlying real estate values may be affected by a variety of factors, including:  local, national or global economic conditions; changes in zoning or other property-related laws; environmental regulations; interest rates; tax and insurance considerations; overbuilding; property taxes and operating expenses; or declining values in a neighborhood. Similarly, a REIT’s performance depends on the types, values, locations and management of the properties it owns.  In addition, a REIT may be more susceptible to adverse developments affecting a single project or market segment than a more diversified investment.  Loss of status as a qualified REIT under the US federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole.
Joseph Elegante and Adam Jokich are added as portfolio managers to the Fund.
The section of the Summary Prospectus entitled “Management of the Fund’s Portfolio” is replaced in its entirety with the following:
Investment Adviser.  Aspiration Fund Adviser, LLC
Sub-Adviser.  UBS Asset Management (Americas) Inc.
Sub-Adviser Portfolio Managers
Joseph Elegante Portfolio Manager Since 08/2020	Adam Jokich Portfolio Manager Since 08/2020

Investors Should Retain This Supplement for Future Reference

ASPIRATION FUNDS
Aspiration Redwood Fund (the “Fund”)
Supplement dated September 25, 2020
to the Prospectus dated February 1, 2020
(as supplemented May 13, 2020)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the Fund.
The Fund’s principal investment strategies have been expanded to allow greater investments in initial public offerings and real estate investment trusts.  In addition, Thomas Digenan no longer serves as a portfolio manager to the Fund, and Joseph Elegante and Adam Jokich are added as portfolio managers to the Fund.
The first paragraph of the Prospectus in the section entitled “Summary-Principal Investment Strategies” is replaced in its entirety with the following:
To achieve its investment objective, the Fund invests in, or seeks exposure to, companies based on various financial factors, as well as fundamental sustainability factors such as the environmental, social, and governance performance of such companies.  The Fund invests in equity securities that trade on U.S. securities markets, which may include securities of non-U.S. issuers as well as securities of U.S. issuers.  The equity securities in which the Fund invests include, but are not limited to, dividend-paying securities, common stock, preferred stock, equity securities of real estate investment trusts (“REITs”), shares of investment companies, convertible securities, warrants, and rights.  The Fund may purchase equity securities in an initial public offering (“IPO”) provided that the investment is consistent with the Fund’s investment strategy.  The Fund may, but is not required to, use exchange-traded derivative instruments for risk management purposes or as part of the Fund’s investment strategies.  Generally, derivatives are financial contracts with value dependent upon, or derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes.  The derivatives in which the Fund may invest include futures and forward currency agreements.  These derivatives may be used for risk management purposes to manage or adjust the risk profile of the Fund.  Futures on currencies and forward currency agreements may also be used to hedge against a specific currency.  In addition, futures on indices may be used for investment (non-hedging) purposes to earn income; to enhance returns; to replace more traditional direct investments; or to obtain exposure to certain markets.
In the section of the Prospectus entitled “Summary-Principal Risks of Investing in the Fund” the following risks are added as the ninth and fourteenth risks, respectively:
IPOs Risk. The purchase of equity securities issued in IPOs may expose the Fund to the risks associated with companies that have no operating history as public companies, as well as to the risks associated with the sectors of the market in which the companies operate.  The market for IPO shares may be volatile and share prices of newly public companies may fluctuate significantly over a short period of time.

REITs Risk. The risk that the Fund’s performance will be affected by adverse developments to REITs and the real estate industry. REITs and underlying real estate values may be affected by a variety of factors, including: local, national or global economic conditions; changes in zoning or other property-related laws; environmental regulations; interest rates; tax and insurance considerations; overbuilding; property taxes and operating expenses; or declining values in a neighborhood. Similarly, a REIT’s performance depends on the types, values, locations and management of the properties it owns. In addition, a REIT may be more susceptible to adverse developments affecting a single project or market segment than a more diversified investment. Loss of status as a qualified REIT under the US federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole.
The section of the Prospectus entitled “Summary-Management of the Fund’s Portfolio” is replaced in its entirety with the following:
Investment Adviser.  Aspiration Fund Adviser, LLC
Sub-Adviser.  UBS Asset Management (Americas) Inc.
Sub-Adviser Portfolio Managers
Joseph Elegante Portfolio Manager Since 08/2020	Adam Jokich Portfolio Manager Since 08/2020

The first paragraph of the Prospectus in the section entitled “Principal Investment Objective and Strategies-Principal Investment Strategies” is replaced in its entirety with the following:
To achieve its investment objective, the Fund invests in, or seeks exposure to, companies based on various financial factors, as well as fundamental sustainability factors such as the environmental, social, and governance performance of such companies.  The Fund invests in equity securities that trade on U.S. securities markets, which may include securities of non-U.S. issuers as well as securities of U.S. issuers.  The equity securities in which the Fund invests include, but are not limited to, dividend-paying securities, common stock, preferred stock, equity securities of real estate investment trusts (“REITs”), shares of investment companies, convertible securities, warrants, and rights.  The Fund may purchase equity securities in an initial public offering (“IPO”) provided that the investment is consistent with the Fund’s investment strategy.  The Fund may, but is not required to, use exchange-traded derivative instruments for risk management purposes or as part of the Fund’s investment strategies.  Generally, derivatives are financial contracts with value dependent upon, or derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes.  The derivatives in which the Fund may invest include futures and forward currency agreements.  These derivatives may be used for risk management purposes to manage or adjust the risk profile of the Fund.  Futures on currencies and forward currency agreements may also be used to hedge against a specific currency.  In addition, futures on indices may be used for investment (non-hedging) purposes to earn income; to enhance returns; to replace more traditional direct investments; or to obtain exposure to certain markets.

In the section of the Prospectus entitled “Principal Investment Objective and Strategies-Principal Risks for the Fund” the following risks are added as the ninth and fourteenth risks, respectively:
IPOs Risk. The purchase of shares issued in IPOs exposes the Fund to the risks associated with companies that have little operating history as public companies, as well as to the risks associated with the sectors of the market in which the companies operate.  Further, the absence of a prior public market, unseasoned trading, the small number of shares usually available for trading or the possibility of dilution of share value by issuance of additional shares may affect the market value of IPO shares. The market for IPO shares has been volatile and share prices of newly public companies have fluctuated significantly over short periods of time.
REITs Risk. The risk that the Fund’s performance will be affected by adverse developments to REITs and the real estate industry. REITs and underlying real estate values may be affected by a variety of factors, including: local, national or global economic conditions; changes in zoning or other property-related laws; environmental regulations; interest rates; tax and insurance considerations; overbuilding; property taxes and operating expenses; or declining values in a neighborhood. Similarly, a REIT’s performance depends on the types, values, locations and management of the properties it owns. In addition, a REIT may be more susceptible to adverse developments affecting a single project or market segment than a more diversified investment. Loss of status as a qualified REIT under the US federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole.
The section of the Prospectus entitled “Management of the Fund-Investment Sub-Adviser-Portfolio Management” is replaced in its entirety with the following:
Portfolio Management.  The following individuals are employed by the Sub-Adviser and are primarily responsible for day-to-day management of the Fund’s portfolio.
Joseph Elegante, CFA.  Joseph Elegante has served as a Managing Director at UBS Asset Management since 2015. Mr. Elegante also serves as the lead portfolio manager for US equities, co-portfolio manager for Global Equities and senior portfolio manager on a range of Global Sustainable equity strategies within the Global Intrinsic Value team at UBS Asset Management.  Mr.  Elegante has over 25 years of portfolio management experience, including managing both institutional and private client portfolios. Mr. Elegante has been a portfolio manager of the Fund since August 2020.
Adam Jokich, CFA.  Adam Jokich has served as a portfolio manager within the Global Intrinsic Value team at UBS Asset Management since June 2019 and deputy portfolio manager on US Intrinsic Value strategies at UBS Asset Management since August 2020. Previously, Mr. Jokich was a quantitative analyst within the US Intrinsic Value team and also worked within the Sustainable Investors team at UBS Asset Management. He has been with UBS Asset Management since 2012.  Mr. Jokich has been a portfolio manager of the Fund since August 2020.
The SAI provided additional information about each portfolio manager’s compensation structure, other managed accounts and ownership of securities in the Fund.
Investors Should Retain This Supplement for Future Reference

ASPIRATION FUNDS
Aspiration Redwood Fund (“the Fund”)
Supplement dated September 25, 2020
to the Statement of Additional Information dated February 1, 2020
(as supplemented May 13, 2020)

The information in this Supplement updates information in, and should be read in conjunction with, the Statement of Additional Information for the Fund.
Thomas Digenan no longer serves as a portfolio manager to the Fund, and Joseph Elegante and Adam Jokich are added as portfolio managers to the Fund.
The section of the Statement of Additional Information entitled “Investment Advisory and Other Services-The Investment Sub-Adviser-Portfolio Manager Holdings” is replaced in its entirety with the following:
Portfolio Manager Holdings
The table below shows the amount of the Fund’s equity securities beneficially owned by the portfolio managers since June 30, 2020 and stated as one of the following ranges:  A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; E = $100,001-$500,000; F = $500,001-$1,000,000; and G = over $1,000,000.
Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
Joseph Elegante	A
Adam Jokich	A

The fourth paragraph of section of the Statement of Additional Information entitled “Investment Advisory and Other Services-the Investment Sub-Adviser-Other Portfolio Manager Information” and the immediately following chart are replaced with the following:
The following tables indicate the number of accounts and asset under management (in millions) for each type of account for each portfolio manager as of June 30, 2020.
Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
All Accounts
Joseph Elegante	3	$330.1M	22	$4,213.0M	3,454	$7,421.8M
Adam Jokich	0	$0	0	$0	0	$0

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Accounts with Performance-Based Advisory Fee
Joseph Elegante	0	$0	0	$0	0	$0
Adam Jokich	0	$0	0	$0	0	$0

Investors Should Retain This Supplement for Future Reference